Contingencies - Additional Information (Detail)					12 Months Ended
	Aug. 24, 2021 USD ($)	Oct. 18, 2019 USD ($)	Feb. 06, 2019 USD ($)	Apr. 04, 2011 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 24, 2021 MXN ($)	Jul. 12, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities					$ 11,114,006		$ 8,321,816
Legal proceedings damage sought by plaintiffs			$ 240,448	$ 193,713
Closing exchange rate					20.5835					20.5835
Termination Resolution January 14 2019 [Member]
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities									$ 51,454
Contingent liability for guarantees [member] | Pemex industrial transformation [member]
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral to entity, related party transactions							3,087,525	$ 150,000
Contingent liability for guarantees [member] | Exploration [member] | Deep water license modality trion field [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										$ 4,000,000
Contingent liability for guarantees [member] | Exploration [member] | Cinturon plegado perdido [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										3,333,000
Contingent liability for guarantees [member] | Exploration [member] | Ek Balam fields [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										5,000,000
Contingent liability for guarantees [member] | Exploration [member] | Tampico Misantla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										1,250,000
Contingent liability for guarantees [member] | Exploration [member] | Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										1,250,000
Contingent liability for guarantees [member] | Exploration [member] | Assignment AE zero three nine eight Mission [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										255,000
Contingent liability for guarantees [member] | Exploration [member] | Ogarrio field [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										250,000
Contingent liability for guarantees [member] | Exploration [member] | Cardenas and Mora fields [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										250,000
Contingent liability for guarantees [member] | Exploration [member] | Deep water license modality, contractual area two perdido [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										2,500,000
Contingent liability for guarantees [member] | Exploration [member] | Deep water license modality, contractual area eighteen perdido [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										5,000,000
Contingent liability for guarantees [member] | Exploration [member] | Cuenca Salina [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										1,375,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual sixteen of Tampico Misantla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										1,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area twenty nine Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										2,500,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area thirty two Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										1,250,000
Contingent liability for guarantees [member] | Exploration [member] | Ebano [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										225,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area AE-0388-M-Miquetla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										245,000
Contingent liability for guarantees [member] | Exploration [member] | Deep water license modality, contractual area five perdido [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										5,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual seventeen of Tampico Misantla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										1,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual Eighteen of Tampico Misantla [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										2,000,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area thirty three Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										1,250,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area thirty five Cuencas del Sureste [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										1,250,000
Contingent liability for guarantees [member] | Exploration [member] | Contractual area Satuario and El Golpe 3 field [member]
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										$ 320,000
Provision of guarantees or collateral to entity, related party transactions					$ 833,693,500	$ 40,503,000
Closing exchange rate					20.5835					20.5835
Contingent Liability for Work Estimate [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs			$ 284
Contingent Liability for Public Works Contract [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs		$ 137,300
Administrative Claim [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs							$ 2,009,598
Administrative Claim [member] | Pemex industrial transformation [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs					$ 14,607	$ 113,582
Tax contingent liability [member] | Pemex industrial transformation [member]
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities											$ 3,084,975
Legal proceedings contingent liability [member] | Pemex industrial transformation [member]
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs	$ 146,000
Legal proceeding claim initial damages sought value	$ 70,000
Litigation settlement amount awarded to other party towards fixed changes due												$ 146,114
Litigation settlement amount awarded to other party towards accrued default Interests												5,802
Litigation settlement amount awarded to other party towards Fees and Expenses of the Arbitration Court												393
Litigation settlement amount awarded to other party towards Value Added Tax for Legal Fees and Expenses												$ 1,500